Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (A)	60,692	$ 940,119

Automobile Components - 1.6%
Phinia, Inc.	50,745	1,534,529
Stoneridge, Inc. (A)	43,560	774,932

		2,309,461

Automobiles - 0.9%
Winnebago Industries, Inc.	19,940	1,310,457

Banks - 19.1%
Ameris Bancorp	33,484	1,662,146
Associated Banc-Corp.	67,408	1,416,242
Banc of California, Inc.	124,454	1,714,976
Banner Corp.	27,359	1,274,382
Columbia Banking System, Inc.	74,140	1,494,662
Enterprise Financial Services Corp.	27,077	1,127,215
FB Financial Corp.	37,595	1,400,414
First Bancorp/Southern Pines NC	38,312	1,324,063
First Interstate BancSystem, Inc., Class A	49,607	1,365,185
Independent Bank Group, Inc.	34,134	1,650,379
National Bank Holdings Corp., Class A	43,001	1,505,035
Pacific Premier Bancorp, Inc.	52,437	1,330,327
Pinnacle Financial Partners, Inc.	17,139	1,514,745
Renasant Corp.	41,588	1,315,428
Simmons First National Corp., Class A	69,770	1,326,328
Texas Capital Bancshares, Inc. (A)	19,491	1,188,951
United Community Banks, Inc.	51,596	1,410,635
Western Alliance Bancorp	26,059	1,666,733
Wintrust Financial Corp.	17,147	1,662,916

		27,350,762

Biotechnology - 0.4%
Coherus Biosciences, Inc. (A) (B)	259,256	557,400

Chemicals - 1.3%
Arcadium Lithium PLC (A) (B)	127,762	624,756
Cabot Corp.	16,858	1,215,462

		1,840,218

Commercial Services & Supplies - 1.8%
BrightView Holdings, Inc. (A)	125,348	1,119,358
VSE Corp.	24,504	1,521,943

		2,641,301

Construction & Engineering - 1.2%
MasTec, Inc. (A)	25,454	1,671,564

Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	38,066	1,377,228

Consumer Finance - 1.5%
Encore Capital Group, Inc. (A)	18,558	929,385
PRA Group, Inc. (A)	53,443	1,216,897

		2,146,282

Consumer Staples Distribution & Retail - 1.0%
Andersons, Inc.	27,340	1,441,091

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (A)	34,658	1,749,536

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 0.9%
ALLETE, Inc.	21,372	$ 1,263,299

Electronic Equipment, Instruments & Components - 2.2%
Crane NXT Co.	24,756	1,442,780
ScanSource, Inc. (A)	43,110	1,692,498

		3,135,278

Energy Equipment & Services - 1.3%
Liberty Energy, Inc.	92,696	1,927,150

Entertainment - 0.8%
IMAX Corp. (A)	79,514	1,110,811

Gas Utilities - 1.7%
Chesapeake Utilities Corp.	10,820	1,095,849
Southwest Gas Holdings, Inc.	22,382	1,313,376

		2,409,225

Ground Transportation - 1.2%
Ryder System, Inc.	14,785	1,679,132

Health Care Equipment & Supplies - 2.4%
Inmode Ltd. (A)	56,467	1,337,703
Lantheus Holdings, Inc. (A)	39,619	2,057,415

		3,395,118

Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc. (A)	16,005	1,184,530
Patterson Cos., Inc.	44,862	1,339,580
Premier, Inc., Class A	47,615	1,029,436

		3,553,546

Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	44,670	1,143,105

Hotel & Resort REITs - 2.0%
Park Hotels & Resorts, Inc.	99,273	1,497,037
Pebblebrook Hotel Trust	92,345	1,405,491

		2,902,528

Hotels, Restaurants & Leisure - 4.2%
Brinker International, Inc. (A)	37,047	1,585,241
Golden Entertainment, Inc.	36,405	1,397,224
Penn Entertainment, Inc. (A)	69,522	1,567,721
Six Flags Entertainment Corp. (A)	60,165	1,516,760

		6,066,946

Household Durables - 1.9%
Helen of Troy Ltd. (A)	9,883	1,131,603
Taylor Morrison Home Corp. (A)	29,318	1,528,641

		2,660,244

Industrial REITs - 1.1%
Innovative Industrial Properties, Inc.	17,604	1,641,221

Insurance - 3.7%
BRP Group, Inc., Class A (A)	66,678	1,496,254
Hanover Insurance Group, Inc.	10,597	1,398,910
Selective Insurance Group, Inc.	12,430	1,303,410
Skyward Specialty Insurance Group, Inc. (A)	34,179	1,062,967

		5,261,541

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Machinery - 3.1%
Astec Industries, Inc.	19,821	$ 705,628
Barnes Group, Inc.	52,640	1,742,910
Wabash National Corp.	77,699	1,965,785

		4,414,323

Media - 0.8%
Thryv Holdings, Inc. (A)	57,514	1,175,586

Metals & Mining - 1.9%
Carpenter Technology Corp.	21,605	1,330,652
Compass Minerals International, Inc.	59,212	1,331,678

		2,662,330

Mortgage Real Estate Investment Trusts - 1.8%
Dynex Capital, Inc.	99,474	1,217,562
Redwood Trust, Inc.	199,557	1,339,027

		2,556,589

Multi-Utilities - 1.0%
Avista Corp.	40,954	1,392,846

Office REITs - 0.9%
Cousins Properties, Inc.	53,600	1,227,976

Oil, Gas & Consumable Fuels - 6.1%
Callon Petroleum Co. (A)	36,578	1,174,885
CNX Resources Corp. (A)	69,328	1,400,426
Delek US Holdings, Inc.	52,117	1,408,723
Northern Oil & Gas, Inc.	43,652	1,462,342
Permian Resources Corp.	132,432	1,785,183
Talos Energy, Inc. (A)	113,569	1,472,990

		8,704,549

Passenger Airlines - 0.4%
Frontier Group Holdings, Inc. (A) (B)	119,840	583,621

Pharmaceuticals - 1.3%
Collegium Pharmaceutical, Inc. (A)	56,784	1,871,601

Real Estate Management & Development - 2.1%
Cushman & Wakefield PLC (A)	103,367	1,087,421
Tricon Residential, Inc.	172,680	1,904,660

		2,992,081

Residential REITs - 1.9%
Centerspace	23,803	1,303,452
Independence Realty Trust, Inc.	99,701	1,464,608

		2,768,060

Retail REITs - 0.8%
SITE Centers Corp.	91,554	1,219,499

Semiconductors & Semiconductor Equipment - 2.1%
Alpha & Omega Semiconductor Ltd. (A)	54,657	1,402,498
SMART Global Holdings, Inc. (A)	80,846	1,588,624

		2,991,122

Software - 1.4%
A10 Networks, Inc.	117,859	1,575,775
Digital Turbine, Inc. (A)	75,683	407,931

		1,983,706

Specialized REITs - 2.1%
Outfront Media, Inc.	132,384	1,723,640
PotlatchDeltic Corp.	28,107	1,257,226

		2,980,866

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 4.9%
1-800-Flowers.com, Inc., Class A (A)	108,540	$ 1,128,816
Asbury Automotive Group, Inc. (A)	8,700	1,818,822
MarineMax, Inc. (A)	32,147	900,116
Urban Outfitters, Inc. (A)	41,960	1,594,480
Victoria’s Secret & Co. (A)	63,313	1,649,304

		7,091,538

Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	16,512	1,985,733

Trading Companies & Distributors - 5.9%
Air Lease Corp.	33,160	1,386,420
GATX Corp.	12,419	1,523,190
GMS, Inc. (A)	28,007	2,357,069
Rush Enterprises, Inc., Class A	34,865	1,565,787
Titan Machinery, Inc. (A)	59,460	1,589,366

		8,421,832

Total Common Stocks (Cost $123,340,673)		140,508,421

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (C)	786,370	786,370

Total Other Investment Company (Cost $786,370)		786,370

	Principal	Value
REPURCHASE AGREEMENT - 1.7%
Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $2,463,293 on 02/01/2024. Collateralized by a U.S. Government Obligation, 4.50%, due 07/15/2026, and with a value of $2,512,407.	$ 2,463,122	2,463,122

Total Repurchase Agreement (Cost $2,463,122)		2,463,122

Total Investments (Cost $126,590,165)		143,757,913
Net Other Assets (Liabilities) - (0.5)%		(651,215)

Net Assets - 100.0%		$ 143,106,698

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$140,508,421	$—	$—	$140,508,421
Other Investment Company	786,370	—	—	786,370
Repurchase Agreement	—	2,463,122	—	2,463,122

Total Investments	$141,294,791	$2,463,122	$—	$143,757,913

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,463,478, collateralized by cash collateral of $786,370 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $725,408. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4